Risk management and financial instruments (Carrying Value and Estimated Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value
Derivative [Line Items]
Cash and cash equivalents	$ 89.7	$ 21.2
Fair Value | Seadrill
Derivative [Line Items]
Revolving credit facility with Seadrill	(125.9)	0
Current portion of rig financing agreements with Seadrill	(108.3)	(339.0)
Long-term portion of rig financing agreements with Seadrill	(1,716.9)	(1,737.0)
Vendor financing loan agreement with Seadrill	(109.5)	0
Discount notes with Seadrill	(299.9)	0
Carrying Value
Derivative [Line Items]
Cash and cash equivalents	89.7	21.2
Carrying Value | Seadrill
Derivative [Line Items]
Revolving credit facility with Seadrill	(125.9)	0
Current portion of rig financing agreements with Seadrill	(108.3)	(339.0)
Long-term portion of rig financing agreements with Seadrill	(1,716.9)	(1,737.0)
Vendor financing loan agreement with Seadrill	(109.5)	0
Discount notes with Seadrill	$ (299.9)	$ 0